Equity instruments (Tables)	12 Months Ended
Dec. 31, 2017
Equity Instruments Abstract
Detail, by classification and type, of Equity instruments

	Millions of euros
	2017	2016	2015
Classification:
Financial assets held for trading	21,353	14,497	18,225
Financial assets designated at fair value through profit or loss	933	546	630
Financial assets available-for-sale	4,790	5,487	4,849
	27,076	20,530	23,704
Type:
Shares of Spanish companies	4,199	3,098	2,479
Shares of foreign companies	20,448	15,342	19,077
Investment fund units and shares	2,429	2,090	2,148
	27,076	20,530	23,704

Changes in Financial assets available-for-sale - Equity instruments

	Millions of euros
	2017	2016	2015

Balance at beginning of year	5,487	4,849	5,001
Net additions (disposals)	(331)	(294)	(392)
Of which:
Bank of Shanghai Co., Ltd.	—	—	109
Visa Europe, Ltd.	—	(263)	—
Valuation adjustment and other items	(366)	932	240
Balance at end of year	4,790	5,487	4,849